IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Total Credit Risk Exposures
Total credit exposures at default by type and industry sector, as at October 31, 2024 and 2023, based on the Basel III classifications, are disclosed in the table below.
TABLE 34

(Canadian $ in millions)	Drawn (3) (7)		Commitments (undrawn) (3) (8)		Other off-balance sheet items (3) (9)		OTC derivatives (4) (10)		Repo-style transactions (4) (5) (11)		Total (1)
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Individual	287,741	281,087	65,568	63,812	–	13	–	–	–	–	353,309	344,912
Financial institutions	105,378	95,366	20,484	18,690	7,447	7,201	27,393	19,307	17,712	16,177	178,414	156,741
Governments	230,353	219,795	3,024	2,551	1,760	1,575	4,481	8,193	1,070	5,870	240,688	237,984
Manufacturing	33,561	33,046	15,555	16,059	1,696	1,915	1,049	807	–	–	51,861	51,827
Real estate	66,650	61,734	8,632	11,843	1,234	971	412	224	–	–	76,928	74,772
Retail trade	30,595	27,825	4,262	4,621	645	441	152	129	–	–	35,654	33,016
Service industries	54,433	56,588	13,830	13,552	3,192	3,172	990	696	–	–	72,445	74,008
Wholesale trade	21,868	19,997	7,212	7,618	670	611	268	167	–	–	30,018	28,393
Oil and gas	3,180	3,335	3,010	2,889	623	788	610	1,444	–	–	7,423	8,456
Utilities	10,068	11,101	9,304	8,767	3,799	4,547	2,444	1,850	–	–	25,615	26,265
Others (2)	54,173	63,210	19,247	18,132	4,343	4,009	2,306	1,634	–	–	80,069	86,985
Total exposure at default (6)	898,000	873,084	170,128	168,534	25,409	25,243	40,105	34,451	18,782	22,047	1,152,424	1,123,359

(1)	Credit exposure excluding equity, securitization and other assets, such as non-significant investments, goodwill, deferred tax assets and intangibles.
(2)	Includes remaining industries that individually comprise less than 2% of total exposures.
(3)	Represents gross credit exposures without accounting for collateral.
(4)	Credit exposure at default is inclusive of collateral.
(5)
Repo-style transactions include repos, reverse repos and securities lending transactions, which represent both asset and liability exposures. The impact of collateral on the credit exposure for repo-style transactions is $270,482 million ($228,691 million in fiscal 2023).

(6)	Excludes exposures arising from derivative and repo-style transactions that are cleared through a clearing house or a central counterparty totalling $7,086 million ($9,025 million in fiscal 2023).
(7)	Drawn exposures include loans, acceptances, deposits with regulated financial institutions and certain securities.
(8)
Undrawn commitments cover unutilized authorizations associated with the drawn exposures noted above, including any authorizations that are unconditionally cancellable. EAD for undrawn commitments is model-generated, based on internal empirical data.

(9)	Other off-balance sheet exposures include items such as guarantees, standby letters of credit and documentary credits.
(10)	Over-the-counter (OTC) derivatives are those in proprietary accounts that result in exposure to credit risk in addition to market risk. EAD for OTC derivatives is calculated inclusive of collateral.
(11)	EAD for repo-style transactions is the calculated exposure, net of collateral.
Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy.
Risk Rating Systems
BMO’s risk rating systems are designed to assess and measure the risk of exposure.
Credit risk-based parameters are monitored, reviewed and validated regularly. Monitoring is conducted on a quarterly basis for both the wholesale and retail models.
Refer to the Model Risk section for a discussion of model risk mitigation processes.

Summary Total Trading Value at Risk (VaR) Summary

As at or for the year ended October 31 (Pre-tax Canadian $ equivalent in millions)	2024				2023
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	2.1	3.8	5.4	2.0	4.0	2.4	6.1	1.2
Equity VaR	24.0	16.1	24.0	8.1	13.6	14.0	24.5	8.5
Foreign exchange VaR	1.0	1.2	2.9	0.4	1.7	2.9	5.6	1.3
Interest rate VaR (2)	23.0	30.8	44.7	22.1	38.3	38.2	54.8	26.0
Diversification	(17.6)	(19.7)	nm	nm	(25.0)	(25.4)	nm	nm
Total Trading VaR	32.5	32.2	45.5	23.1	32.6	32.1	47.9	21.2

(1)	One-day measure using a 99% confidence interval. Gains are presented in brackets and losses are presented as positive numbers.
(2)	Interest rate VaR includes general credit spread risk.
nm – not meaningful

Structural Interest Rate Sensitivity
Structural Interest Rate Sensitivity
(1) (2)

	Economic value sensitivity				Earnings sensitivity
(Pre-tax Canadian $ equivalent in millions)	October 31, 2024			October 31, 2023	October 31, 2024			October 31, 2023
	Canada (3)	United States	Total	Total	Canada (3)	United States	Total	Total
100 basis point increase	(693)	(790)	(1,483)	(1,849)	139	228	367	304
100 basis point decrease	597	63	660	1,492	(101)	(109)	(210)	(325)

(1)	Losses are presented in brackets and gains are presented as positive numbers.
(2)	Interest rate sensitivities assume an immediate and sustained parallel shift in assumed interest rates across the entire yield curve as at the end of the period, using a constant balance sheet.
(3)	Includes Canadian dollar and other currencies.

Summary of Remaining Contractual Maturity

										2024
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments Assets
Cash and cash equivalents	62,827	–	–	–	–	–	–	–	2,271	65,098
Interest bearing deposits with banks	2,513	628	481	18	–	–	–	–	–	3,640
Securities	6,787	14,011	7,840	6,707	9,720	21,264	84,775	172,886	72,890	396,880
Securities borrowed or purchased under resale agreements	85,185	16,803	5,701	2,330	888	–	–	–	–	110,907
Loans (1)
Residential mortgages	1,683	3,284	6,413	6,653	9,252	52,489	77,867	33,227	212	191,080
Consumer instalment and other personal	581	974	1,703	1,827	2,671	14,815	24,595	18,830	26,691	92,687
Credit cards	–	–	–	–	–	–	–	–	13,612	13,612
Business and government	8,647	14,418	16,461	19,448	21,828	63,613	105,740	32,444	102,394	384,993
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,356)	(4,356)
Total loans, net of allowance	10,911	18,676	24,577	27,928	33,751	130,917	208,202	84,501	138,553	678,016
Other assets
Derivative instruments	5,573	7,996	7,211	2,482	1,660	6,365	8,374	7,592	–	47,253
Customers’ liabilities under acceptances	359	–	–	–	–	–	–	–	–	359
Receivable from brokers, dealers and clients	31,916	–	–	–	–	–	–	–	–	31,916
Other	3,847	1,012	948	31	14	13	13	7,717	61,983	75,578
Total other assets	41,695	9,008	8,159	2,513	1,674	6,378	8,387	15,309	61,983	155,106
Total assets	209,918	59,126	46,758	39,496	46,033	158,559	301,364	272,696	275,697	1,409,647

										2024
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (2) (3)	47,637	74,759	69,479	68,110	48,835	51,789	87,297	25,602	508,932	982,440
Other liabilities
Derivative instruments	6,769	10,541	10,828	3,311	2,160	6,470	9,112	9,112	–	58,303
Acceptances	359	–	–	–	–	–	–	–	–	359
Securities sold but not yet purchased (4)	35,030	–	–	–	–	–	–	–	–	35,030
Securities lent or sold under repurchase agreements (4)	99,364	7,777	721	106	1,016	1,807	–	–	–	110,791
Securitization and structured entities’ liabilities	44	981	1,072	2,183	152	4,353	9,913	21,466	–	40,164
Insurance-related liabilities	93	89	18	18	30	83	195	701	17,543	18,770
Payable to brokers, dealers and clients	34,407	–	–	–	–	–	–	–	–	34,407
Other	12,409	2,968	805	144	1,611	2,492	4,058	2,799	9,434	36,720
Total other liabilities	188,475	22,356	13,444	5,762	4,969	15,205	23,278	34,078	26,977	334,544
Subordinated debt	–	–	–	–	–	25	25	8,327	–	8,377
Total equity	–	–	–	–	–	–	–	–	84,286	84,286
Total liabilities and equity	236,112	97,115	82,923	73,872	53,804	67,019	110,600	68,007	620,195	1,409,647

(1)	Loans receivable on demand have been included under no maturity.
(2)	Deposits payable on demand and payable after notice have been included under no maturity.
(3)
Deposits totalling $29,136 million as at October 31, 2024 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.

(4)	Presented based on their earliest maturity date.

										2024
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	3,720	5,220	10,229	16,052	16,284	47,054	130,664	7,048	–	236,271
Letters of credit (2)	2,109	5,235	6,113	6,761	6,163	2,310	3,689	36	–	32,416
Backstop liquidity facilities	283	213	213	3,408	1,132	3,047	9,110	818	–	18,224
Other commitments (3)	30	78	94	87	187	399	486	98	–	1,459

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity.
(3)	Other commitments comprise purchase obligations and lease commitments for leases signed but not yet commenced.

										2023
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments Assets
Cash and cash equivalents	75,473	–	–	–	–	–	–	–	2,461	77,934
Interest bearing deposits with banks	2,775	680	383	153	118	–	–	–	–	4,109
Securities	4,115	8,556	7,225	5,585	6,602	29,930	64,250	139,501	54,320	320,084
Securities borrowed or purchased under resale agreements	93,707	12,311	6,903	2,491	–	250	–	–	–	115,662
Loans (1)
Residential mortgages	1,121	2,188	3,403	4,246	4,761	27,229	107,347	26,689	266	177,250
Consumer instalment and other personal	285	621	1,028	1,343	1,542	8,094	35,467	29,992	25,670	104,042
Credit cards	–	–	–	–	–	–	–	–	12,294	12,294
Business and government	19,671	10,920	12,550	16,370	16,953	49,366	114,289	27,880	98,887	366,886
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,807)	(3,807)
Total loans, net of allowance	21,077	13,729	16,981	21,959	23,256	84,689	257,103	84,561	133,310	656,665
Other assets
Derivative instruments	2,797	4,539	2,670	2,827	1,555	7,804	9,325	8,459	–	39,976
Customers’ liabilities under acceptances	4,682	3,423	6	–	–	–	–	–	–	8,111
Receivable from brokers, dealers and clients	53,002	–	–	–	–	–	–	–	–	53,002
Other	3,580	814	336	42	4	10	19	7,629	59,029	71,463
Total other assets	64,061	8,776	3,012	2,869	1,559	7,814	9,344	16,088	59,029	172,552
Total assets	261,208	44,052	34,504	33,057	31,535	122,683	330,697	240,150	249,120	1,347,006

										2023
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (2) (3)	48,986	63,728	64,939	60,911	52,040	47,624	80,829	18,624	473,198	910,879
Other liabilities
Derivative instruments	3,103	8,450	3,033	2,278	2,014	7,694	11,748	11,873	–	50,193
Acceptances	4,682	3,423	6	–	–	–	–	–	–	8,111
Securities sold but not yet purchased (4)	43,774	–	–	–	–	–	–	–	–	43,774
Securities lent or sold under repurchase agreements (4)	99,006	4,751	476	539	–	1,336	–	–	–	106,108
Securitization and structured entities’ liabilities	97	717	1,199	2,195	592	4,896	9,870	7,528	–	27,094
Insurance-related liabilities	81	86	15	15	39	77	163	546	13,436	14,458
Payable to brokers, dealers and clients	53,754	–	–	–	–	–	–	–	–	53,754
Other	13,185	2,188	101	95	69	14,032	2,601	5,614	10,399	48,284
Total other liabilities	217,682	19,615	4,830	5,122	2,714	28,035	24,382	25,561	23,835	351,776
Subordinated debt	–	–	–	–	–	–	25	8,203	–	8,228
Total equity	–	–	–	–	–	–	–	–	76,123	76,123
Total liabilities and equity	266,668	83,343	69,769	66,033	54,754	75,659	105,236	52,388	573,156	1,347,006

(1)	Loans receivable on demand have been included under no maturity.
(2)	Deposits payable on demand and payable after notice have been included under no maturity.
(3)
Deposits totalling $30,852 million as at October 31, 2023 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.

(4)	Presented based on their earliest maturity date.
Certain comparative figures have been reclassified for changes in accounting policy.

										2023
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	2,216	4,874	9,377	14,499	14,190	41,713	129,634	5,927	–	222,430
Letters of credit (2)	1,641	5,088	5,739	5,397	6,065	3,663	3,778	48	–	31,419
Backstop liquidity facilities	212	241	666	2,207	2,039	3,951	8,643	846	–	18,805
Other commitments (3)	46	91	106	101	155	354	626	141	–	1,620

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity.
(3)	Other commitments comprise purchase obligations and lease commitments for leases signed but not yet commenced.